CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	9 Months Ended		12 Months Ended
	Apr. 30, 2016	Apr. 30, 2015	Jul. 31, 2015	Jul. 31, 2014
CASH FLOW FROM OPERATING ACTIVITIES:
Net loss	$ (1,661,397)	$ (1,511,397)	$ (2,178,676)	$ (1,372,360)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of discount on convertible note payable	597,548	329,354	492,449	302,409
Depreciation	1,218	1,110	1,520
Preferred stock issued for control transaction			140,000
Changes in operating assets and liabilities:
Accounts receivable and accrued revenue	(22,072)	(2,457)	(815)	(7,770)
Inventory	1,619	(15,331)	4,541	(14,906)
Prepaid expenses	(12,683)	51,503	20,065	31,441
Accounts payable and accrued liabilities	77,240	216,997	233,945	204,210
Accrued interest payable	185,021	95,729	140,854	62,867
Accrued interest payable to related party		2,715	5,611
NET CASH USED IN OPERATING ACTIVITIES	(833,506)	(831,777)	(1,140,506)	(794,109)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of fixed assets		(8,135)	(8,135)
NET CASH USED IN INVESTING ACTIVITIES		(8,135)	(8,135)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from advances	829,137	867,488	1,142,949	602,059
NET CASH PROVIDED BY FINANCING ACTIVITIES	829,137	867,488	1,142,949	602,059
NET INCREASE (DECREASE) IN CASH	(4,369)	27,576	(5,692)	(192,050)
CASH, at the beginning of the period	7,411	13,103	13,103	205,153
CASH, at the end of the period	3,042	40,679	7,411	13,103
Cash paid during the period for:
Interest
Taxes
Noncash investing and financing transaction:
Refinance of advances into convertible notes payable	810,752	867,488	1,142,949	1,118,979
Beneficial conversion discount on convertible note payable	810,752	867,488	1,142,949	1,118,979
Conversion of accrued interest on convertible notes payable into common stock	31,436	120,000	126,849	315,835
Conversion of accrued interest payable to related party into common stock	5,611
Noncurrent convertible notes payable reclassified to current convertible notes payable	867,488
Convertible notes payable issued to related party in exchange for payment of accounts payable		330,349
Conversion of convertible notes payable	$ 31,436	$ 120,000	126,849	315,835
Conversion of convertible notes payable to related party			330,349
Convertible note issued for reduction in accounts payable			$ 330,349